Derivative Financial Instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Derivative Financial Instruments

12. DERIVATIVE FINANCIAL INSTRUMENTS

a) Use of derivatives

The Santander UK group undertakes derivative activities primarily to provide customers with risk management solutions, and to manage and hedge the Santander UK group’s own risks. In 2018, as part of our ring-fencing implementation, we transferred the majority of our derivatives held for trading to the Banco Santander London Branch as these constituted transactions that Santander UK plc would not be able to retain as a ring-fenced bank. For more on our ring-fence implementation, see Note 43.

The Santander UK group’s derivative activities do not give rise to significant open positions in portfolios of derivatives. Any residual position is managed to ensure that it remains within acceptable risk levels, with matching transactions being used to achieve this where necessary. When entering into derivatives, the Santander UK group employs the same credit risk management procedures to assess and approve potential credit exposures that are used for traditional lending.

b) Analysis of derivatives

The notional amounts in the tables below indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent actual exposures.

	Group
	2018			2017
		Fair value			Fair value
	Notional amount £m	Assets £m	Liabilities £m	Notional amount £m	Assets £m	Liabilities £m
Derivatives held for trading
Exchange rate contracts	13,830	454	351	144,160	2,559	4,130
Interest rate contracts	79,038	1,421	1,105	863,151	22,091	21,619
Equity and credit contracts	2,762	251	168	19,814	888	693

Total derivatives held for trading	95,630	2,126	1,624	1,027,125	25,538	26,442

Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	3,010	357	—	2,641	312	6
Interest rate contracts	86,422	1,065	1,315	59,610	1,272	1,470
Equity derivative contracts	—	—	—	16	—	4

	89,432	1,422	1,315	62,267	1,584	1,480

Designated as cash flow hedges:
Exchange rate contracts	33,901	3,537	200	23,117	3,206	55
Interest rate contracts	18,808	46	102	12,884	84	115
Equity derivative contracts	—	—	—	26	9	—

	52,709	3,583	302	36,027	3,299	170

Total derivatives held for hedging	142,141	5,005	1,617	98,294	4,883	1,650

Derivative netting(1)		(1,872)	(1,872)		(10,479)	(10,479)

Total derivatives	237,771	5,259	1,369	1,125,419	19,942	17,613

(1)

Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was £9m (2017: £333m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £354m (2017: £706m).

For information about the impact of netting arrangements on derivative assets and liabilities in the table above, see Note 42.

The table below analyses the notional and fair values of derivatives by trading and settlement method.

	Notional
		Traded over the counter			Asset		Liability
2018	Traded on recognised exchanges £m	Settled by central counterparties £m	Not settled by central counterparties £m	Total £m	Traded on recognised exchanges £m	Traded over the counter £m	Traded on recognised exchanges £m	Traded over the counter £m
Exchange rate contracts	—	—	50,741	50,741	—	4,349	—	551
Interest rate contracts	—	154,106	30,162	184,268	—	659	—	650
Equity and credit contracts	—	—	2,762	2,762	—	251	—	168

	—	154,106	83,665	237,771	—	5,259	—	1,369

2017
Exchange rate contracts	—	—	169,918	169,918	—	6,077	—	4,191
Interest rate contracts	71,618	626,600	237,427	935,645	—	12,968	—	12,725
Equity and credit contracts	30	—	19,826	19,856	—	897	1	696

	71,648	626,600	427,171	1,125,419	—	19,942	1	17,612

c) Analysis of derivatives designated as hedges

The Santander UK group applies hedge accounting on both a fair value and cash flow basis depending on the nature of the underlying exposure. We establish the hedge ratio by matching the notional of the derivative with the underlying position being hedged. Only the designated risk is hedged and therefore other risks, such as credit risk, are managed but not hedged.

Fair value hedges

Portfolio hedges of interest rate risk

Santander UK holds various portfolios of fixed rate assets and liabilities which expose it to changes in fair value due to movements in market interest rates. We manage these exposures by entering into interest rate swaps. Each portfolio contains assets or liabilities that are similar in nature and share the risk exposure that is designated as being hedged.

The interest rate risk component is the change in fair value of fixed rate instruments for changes in the designated benchmark rate. Such changes are usually the largest component of the overall change in fair value. Separate hedges are maintained for each underlying currency. Effectiveness is assessed by comparing changes in fair value of the hedged item attributable to changes in the designated benchmark interest rate, with changes in the fair value of the interest rate swaps. The following table shows the fixed rate instruments hedged, their underlying currency and the respective hedged benchmark rates:

Instrument	Currency	Designated benchmark instrument rate
Fixed rate mortgages	GBP	3-month LIBOR
Fixed rate loans	GBP, EUR	3-month LIBOR & EURIBOR
Reverse repurchase agreements	GBP, USD	SONIA, USD Fed Funds
Investment assets	GBP, EUR, USD	SONIA, 3-month LIBOR, Eonia & USD Fed Funds
Fixed rate savings	GBP, USD	3-month LIBOR, SONIA

Micro hedges of interest rate risk and foreign currency risk

Santander UK accesses international markets to obtain funding, issuing fixed rate debt in its functional currency and other currencies. We are therefore exposed to changes in fair value due to changes in market interest rates and/or foreign exchange rates, principally in USD and EUR, which we mitigate through the use of receive fixed/pay floating rate interest rate swaps and/or receive fixed/pay floating rate cross currency swaps.

The interest rate risk component is the change in fair value of the fixed rate debt due to changes in the benchmark LIBOR rate. The foreign exchange component is the change in the fair value of the fixed rate debt issuance due to changes in foreign exchange rates prevailing from the time of execution. Effectiveness is assessed by using linear regression techniques to compare changes in the fair value of the debt caused by changes in the benchmark interest rate and foreign exchange rates, with changes in the fair value of the interest rate swaps and/or cross currency swaps.

Cashflow hedges

Hedges of interest rate risk

Santander UK manages its exposure to the variability in cash flows of floating rate assets and liabilities attributable to movements in market interest rates by entering into interest rate swaps. The interest rate risk component is determined with reference to the underlying benchmark rate attributable to the floating rates asset or liability. Designated benchmark rates referenced are currently SONIA or LIBOR. Effectiveness is assessed by comparing changes in the fair value of the interest rate swap with changes in the fair value of the hedged item attributable to the hedged risk, applying a hypothetical derivative method using linear regression techniques.

Hedges of foreign currency risk

As Santander UK obtains funding in international markets, we assume significant foreign currency risk exposure, mainly in USD and EUR. In addition, the Santander UK group also holds debt securities for liquidity purposes which assumes foreign currency exposure, principally in JPY.

Santander UK manages the exposures to the variability in cash flows of foreign currency denominated assets and liabilities to movements in foreign exchange rates by entering into either foreign exchange contracts (spot, forward and swaps) or cross currency swaps. These instruments are entered into to match the cash flow profile and maturity of the estimated interest and principal repayments of the hedged item.

The foreign currency risk component is the change in cash flows of the foreign currency debt arising from changes in the relevant foreign currency forward exchange rate. Such changes constitute a significant component of the overall changes in cash flows of the instrument. Effectiveness is assessed by comparing changes in the fair value of the cross currency or foreign exchange swaps with changes in the fair value of the hedged debt attributable to the hedged risk applying a hypothetical derivative method using linear regression techniques.

Equity risk on cash settled share-based transactions

Santander Equity Investments Limited (SEIL) offers employees the chance to buy shares in Banco Santander SA at a discount under Sharesave schemes. This exposes Santander UK to equity price risk. The equity risk is managed by purchasing share options which allow Santander UK to buy shares at a fixed price. These instruments are entered into to match the amount of employee share options expected to be exercised.

The equity price risk is the change in cash flows arising from the change in share price over time. Santander UK established the hedge ratio by matching the notional of the derivative with the notional of the employee share options being hedged. Effectiveness is assessed by comparing the changes in fair value of the share options with changes in the fair value of the employee share options by using a hypothetical derivative method.

Following the acquisition of SEIL by Santander UK Group Holdings plc in 2018, the Santander UK plc group is no longer exposed to equity risk on cash settled share-based transactions.

Possible sources of hedge ineffectiveness

Possible sources of hedge ineffectiveness for each type of hedge relationship are set out below:

	Fair value hedges		Cash flow hedges
Possible sources of ineffectiveness	Portfolio hedges of interest rate risk	Micro hedges of Interest rate and foreign currency risk	Micro hedges of interest rate risk	Micro hedges of foreign currency risk	Equity risk on cash settled share-based transactions
Hedging derivatives with a non-zero fair value at date of initial designation	●	●	●	●	●

Differences in discounting between hedged item and hedging instrument as cash collateralised swaps discount using Overnight Indexed Swaps (OIS) discount curves, not applied to underlying hedged item	●	●

Counterparty credit risk impacts fair value of derivative but not hedged item	●	●

Differences in expected and actual volume of prepayments	●

Differences in discounting between hedged item and hedging instrument as cash collateralised cross currency swaps discount using OIS discount curves, not applied to underlying hedged item		●

Differences in timing of cash flows between hedged item and hedging instrument			●	●	●

Differences in basis of cash flows between hedged items and hedging instruments			●

Changes in the expected number of Sharesave options to be exercised					●

Maturity profile and average price/rate of hedging instruments

The following table sets out the maturity profile and average price/rate of the hedging instruments used in the Santander UK group’s hedging strategies:

		Group
2018	Hedging Instruments	Less than one month	Later than one month and not later than three months	Later than three months and not later than one year	Later than one year and not later than five years	Later than five years	Total
Fair value hedges:
Interest rate risk	Interest rate contracts:
	– Nominal amount (£m)	6,162	8,411	14,611	39,508	15,652	84,344

	Average fixed interest rate – GBP (%)	0.63%	0.79%	1.06%	1.59%	2.85%
	Average fixed interest rate – EUR (%)	(0.22)%	0.67%	0.91%	1.09%	1.26%
	Average fixed interest rate – USD (%)	1.51%	1.31%	1.34%	2.68%	2.18%

Interest rate/foreign currency (FX) risk	Exchange rate contracts:
	– Nominal amount (£m)	392	1,295	—	1,101	222	3,010

	Interest rate contracts:
	– Nominal amount (£m)	392	1,295	—	90	301	2,078

	Average GBP - EUR exchange rate	—	—	—	1.1827	1.1682
	Average GBP - USD exchange rate	1.5800	1.3325	—	1.5110	—
	Average fixed interest rate – EUR (%)	—	—	—	3.89%	3.92%
	Average fixed interest rate – USD (%)	3.62%	2.50%	—	2.38%	7.95%

Cash flow hedges:
Interest rate risk	Interest rate contracts:
	– Nominal amount (£m)	—	1,715	1,991	3,100	—	6,806

	Average fixed interest rate – GBP (%)	—	0.73%	0.73%	1.33%	—

FX risk	Exchange rate contracts:
	– Nominal amount (£m)	3,916	2,552	2,961	5,596	—	15,025

	Interest rate contracts:
	– Nominal amount (£m)	—	—	—	785	—	785

	Average GBP – JPY exchange rate	—	147.2149	146.3718	145.3191	—
	Average GBP – EUR exchange rate	—	—	1.2803	1.1349	—
	Average GBP – USD exchange rate	1.3035	1.3067	1.3099	1.3049	—

Interest rate/FX risk	Exchange rate contracts:
	– Nominal amount (£m)	—	—	1,773	11,481	5,622	18,876

	Interest rate contracts:
	– Nominal amount (£m)	—	—	784	7,562	2,871	11,217

	Average GBP – EUR exchange rate	—	—	1.2523	1.2707	1.2167
	Average GBP – USD exchange rate	—	—	1.6333	1.5447	1.5109
	Average fixed interest rate – GBP (%)	—	—	2.34%	2.66%	2.90%

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Net gains or losses arising from fair value and cash flow hedges included in net trading and other income

	Group
	2018 £m	2017 £m	2016 £m
Fair value hedging:
Gains/(losses) on hedging instruments	4	56	(274)
(Losses)/gains on hedged items attributable to hedged risks	75	(2)	335

Fair value hedging ineffectiveness	79	54	61
Cash flow hedging ineffectiveness	(45)	(49)	(33)

	34	5	28

Hedge ineffectiveness can be analysed by risk category as follows:

	Group
2018	Changes in FV of hedging instruments to calculate hedge ineffectiveness £m	Changes in FV of hedged items to calculate hedge ineffectiveness £m	Hedge ineffectiveness recognised in income statement £m
Fair value hedges:
Interest rate risk	26	15	41
Interest rate/FX risk	(22)	60	38

	4	75	79

		Group
2018	Income statement line item affected by the reclassification	Changes in FV of hedging instruments to calculate hedge ineffectiveness £m	Changes in value of hedging instrument recognised in OCI £m	Hedge ineffectiveness recognised in income statement £m	Amount reclassified from cash flow hedging reserve to income statement £m
Cash flow hedges:
Interest rate risk	Net interest income	20	(14)	6	26
FX risk	Net interest income/net trading and other income	18	(20)	(2)	9
Equity risk	Operating expenses	(12)	12	—	(9)
Interest rate/FX risk	Net interest income/net trading and other income	722	(771)	(49)	726

		748	(793)	(45)	752

In 2018, cash flow hedge accounting of £12m (2017: £nil) had to cease due to foreign currency denominated cash flows relating to IT project expenditure no longer being expected to occur.

The following table provides a reconciliation by risk category of components of equity and analysis of OCI items (before tax) resulting from hedge accounting.

Cash flow hedging reserve
Group
2018 £m
Balance at 1 January 2018	285
Effective portion of changes in fair value:
– Interest rate risk	14
– Foreign currency risk	20
– Equity risk	(12)
– Interest rate/foreign currency risk	771

793

Income statement transfers
– Interest rate risk	(26)
– Foreign currency risk	(9)
– Equity risk	9
– Interest rate/foreign currency risk	(726)

(752)

Balance at 31 December 2018	326

Hedged exposures

Santander UK hedges its exposures to various risks, including interest rate risk and foreign currency risk, in connection with certain mortgage assets, covered bond issuances, subordinated debt and senior debt securities in issue.

The following table sets out the exposures covered by the Santander UK group’s hedging strategies:

		Group
		Carrying value		Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item		Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks		Change in value used for calculating	Accumulated amount of FV hedge adjustments on
2018	Hedged item balance sheet line item	Assets £m	Liabilities £m	Assets £m	Liabilities £m	Assets £m	Liabilities £m	hedge ineffective- ness £m	balance sheet for discontinued hedges £m
Fair value hedges:
Interest rate risk:	Loans and advances to customers	42,075	—	—	—	638	—	(149)	729
	Other financial assets at amortised cost	6,640	—	—	—	59	—	59	—
	Reverse repo agreements – non trading	10,954	—	—	—	—	—	—	—
	Other financial assets at FVOCI	7,447	—	10	—	—	—	(46)	123
	Deposits by customers	—	702	—	—	—	(1)	—	—
	Deposits by banks	—	516	—	15	—	—	9	(23)
Interest rate/FX risk:	Debt securities in issue	—	15,112	—	369	—	191	158	(548)
	Subordinated liabilities	—	685	—	152	—	52	44	(214)

		67,116	17,015	10	536	697	242	75	67

		Group
2018	Hedged item balance sheet line item	Change in value used for calculating hedge ineffectiveness £m	Cash flow hedge reserve £m	Balances on cash flow hedge reserve where hedge accounting is no longer applied £m
Cash flow hedges:
Interest rate risk:	Loans and advances to customers	(19)	(4)	(2)
	Loans and advances to banks	—	(2)	—
	Deposits by banks	6	(1)	—
	Debt securities in issue	(1)	—	—
FX risk:	Other financial assets at FVOCI	199	(1)	—
	Not applicable – highly probable forecast transactions	(1)	—	—
	Debt securities in issue	(218)	22	3
Equity risk:	Other liabilities	12	—	—
Interest rate/FX risk:	Debt securities in issue/loans and advances to customers	(564)	233	50
	Subordinated liabilities/loans and advances to customers	(207)	79	—

		(793)	326	51